Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level 3) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in OCI		¥ 0	¥ 0
Transfers into Level 3		1
Purchases		(32)	(1)
Sales		32	1
Ending Balance		1
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		623	587
Gains (losses) in Earnings	[1]	9	27
Gains (losses) in OCI		0	0
Transfers into Level 3			1
Transfers out of level 3		(12)	(1)
Issuances		147	160
Settlements		(158)	(139)
Ending Balance		591	581
Change in unrealized gain (losses) still held	[2]	5	27
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		42	53
Gains (losses) in Earnings	[3]	(3)	8
Purchases		11	1
Sales			(19)
Issuances		0	0
Settlements		(13)	(2)
Ending Balance		37	41
Change in unrealized gain (losses) still held	[2]	(1)	(7)
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		280	8
Transfers out of level 3		(2)	(20)
Trading securities | Other foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases			1
Sales			(1)
Issuances			0
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		21	29
Issuances		0	0
Settlements		(4)	(5)
Ending Balance		17	24
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2	4
Issuances		0	0
Settlements		(2)	(1)
Ending Balance			3
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		720	639
Gains (losses) in Earnings	[4]	(53)	(4)
Transfers into Level 3		280	8
Transfers out of level 3		(2)	(20)
Purchases		343	233
Sales		(241)	(88)
Issuances		0	0
Settlements		(71)	(40)
Ending Balance		976	728
Change in unrealized gain (losses) still held	[2]	(39)	(5)
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		21	23
Gains (losses) in Earnings	[4]	4	(2)
Sales		(7)	(1)
Issuances		0	0
Ending Balance		18	20
Change in unrealized gain (losses) still held	[2]	4	(2)
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	26	18
Gains (losses) in Earnings	[4],[5]	(4)	(6)
Issuances	[5]	0	0
Settlements	[5]		6
Ending Balance	[5]	22	18
Change in unrealized gain (losses) still held	[2],[5]	(3)	(5)
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	7	8
Gains (losses) in Earnings	[4],[5]	6	4
Issuances	[5]	0	0
Settlements	[5]	(7)	(4)
Ending Balance	[5]	6	8
Change in unrealized gain (losses) still held	[2],[5]		(1)
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	5	(14)
Gains (losses) in Earnings	[4],[5]	(13)	15
Issuances	[5]	0	0
Settlements	[5]	(2)
Ending Balance	[5]	(10)	1
Change in unrealized gain (losses) still held	[2],[5]	(19)	12
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(1)	(1)
Gains (losses) in Earnings	[4],[5]	1
Issuances	[5]	0	0
Settlements	[5]		1
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	1
Issuances	[5]	0
Ending Balance	[5]	1
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3			23
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		123	166
Sales		(1)	(4)
Issuances		0	0
Settlements		(22)	(22)
Ending Balance		100	140
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		187	169
Purchases		20	56
Sales			(37)
Issuances		0	0
Settlements		(9)	(5)
Ending Balance		198	183
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		174	155
Gains (losses) in Earnings	[3]		1
Gains (losses) in OCI	[6]	22	7
Purchases		1	55
Sales		(4)	(3)
Issuances		0	0
Settlements		(17)	(23)
Ending Balance		176	192
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		108	85
Gains (losses) in Earnings	[3]	1	1
Gains (losses) in OCI	[6]	(7)	(6)
Transfers into Level 3			23
Purchases		10	37
Issuances		0	0
Settlements		(5)	(23)
Ending Balance		¥ 107	¥ 117

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2015 and 2016.
[3]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in OCI are reported in Other comprehensive income (loss).